Statements of Cash Flows (USD $)	12 Months Ended			84 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (272,195)	$ (695,038)	$ (2,394,047)	$ (4,525,727)
Adjustments to reconcile net income (loss) to cash provided (used) by development stage activities:
Non-cash management fees				10,000
Depreciation and amortization				1,860
Stock-based compensation		418,280	2,105,782	3,068,129
Changes in current assets and liabilities:
Prepaid expenses	5,196	(5,000)	(1,325)	(4,419)
Accounts payable and accrued expenses	94,369	14,265	(134)	120,591
Accounts payable and accrued expenses, related parties	107,704			107,704
Net cash flows from continuing operating activities	(64,926)	(267,493)	(289,724)	(1,221,065)
Net cash flows from discontinued operating activities		176,641	(10,007)	166,634
Total net cash flows from operating activities	(64,926)	(90,852)	(299,731)	(1,054,431)
Cash flows from investing activities:
Acquisition of computer equipment				(2,657)
Net cash flows from investing activities, continuing operation				(2,657)
Net cash flows from investing activities, discontinued operation		(199,121)	38,203	(160,918)
Total net cash flows from investing activities		(199,121)	38,203	(163,575)
Cash flows from financing activities:
Proceeds from sale of common stock				80,010
Change in deferred registration costs				(11,213)
Proceeds from short-term notes	27,735	6,899	6,978	119,518
Increase (decrease) in loans payable, related parties	35,012	263,139	297,076	1,049,244
Net cash flows from financing activities, continuing operation	62,747	270,038	304,054	1,237,559
Net cash flows from financing activities, discontinued operation		(9,317)		(9,317)
Total net cash flows from financing activities	62,747	260,721	304,054	1,228,242
Effect of foreign exchange on cash flows		(2,967)	(8,202)	(10,138)
Net cash flows	(2,179)	(32,219)	34,324	98
Cash and equivalents, beginning of period	2,277	34,496	172
Cash and equivalents, end of period	98	2,277	34,496	98
Supplemental cash flow disclosures:
Cash paid for interest
Cash paid for income taxes
Non cash transactions :
Refinance of accounts payable, related parties		93,059		93,059
Refinance of accrued interest, related parties		51,017		51,017
Refinance of loans payable, related parties		604,846		604,846
Total non cash transactions		$ 748,922		$ 748,922